Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)		Issued capital [member]		Shares to be issued [member]	Share Purchase Warrants Reserve [Member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2022		$ 54,806,522		$ 41,875	$ 639,879	$ 15,746	$ 570,446	$ 13,279	$ (6,817,048)	$ 49,270,699
Balance, shares at Dec. 31, 2022	[1]	199,400
IfrsStatementLineItems [Line Items]
Loss for the period									(740,433)	(740,433)
Shares issued for services		$ 41,875		(41,875)
Shares issued for services, shares	[1]	35
Share-based payments							2,566			2,566
Shares to be issued for services				41,875						41,875
Other comprehensive loss for the period						(15,451)		946		(14,505)
Balance at Mar. 31, 2023		$ 54,848,397		41,875	639,879	295	573,012	14,225	(7,557,481)	48,560,202
Balance, shares at Mar. 31, 2023	[1]	199,435
Balance at Dec. 31, 2023		$ 59,367,042		53,567		(7,246)	711,267	13,764	(25,312,169)	34,826,225
Balance, shares at Dec. 31, 2023	[1]	223,964
IfrsStatementLineItems [Line Items]
Loss for the period									(30,617,317)	(30,617,317)
Shares issued for services		$ 53,567		(53,567)
Shares issued for services, shares	[1]	94
Share-based payments							309,870			309,870
Shares to be issued for services				53,567						53,567
Other comprehensive loss for the period						(18,830)		122		(18,708)
Cancellation of stock options							(641,919)		641,919
Shares, pre-funded warrants and warrants issued for cash, net		$ 7,450,546								7,450,546
Shares, pre-funded warrants and warrants issued for cash, net, shares	[1]	3,021,011
Allocation to derivative warrants liabilities		$ (7,450,546)								(7,450,546)
Balance at Mar. 31, 2024		$ 59,420,609		$ 53,567		$ (26,076)	$ 379,218	$ 13,886	$ (55,287,567)	$ 4,553,637
Balance, shares at Mar. 31, 2024		3,245,069	[1]							3,245,069

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 (see Note 1)